UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This Amendment (Check only one):      |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT               February 16, 2010
---------------------        ----------------------      -----------------------
     [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List  of  Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


     Form 13F File Number            Name
     --------------------            --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:  $233,755
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2         COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
-------------------             --------------    --------- --------   ------------------- ----------  ---------  ------------------
                                                             VALUE      SHARES/  SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP   (x$1000)   PRN  AMT  PRN  CALL DISCRETION  MANAGERS   SOLE  SHARED  NONE
-------------------             --------------    --------- --------   --------  ---  ---- ----------  ---------  ----  ------  ----
AIRCASTLE LTD                   COM               G0129K104  11,261   1,143,294  SH           Sole     1,143,294
ALLIANCE DATA SYSTEMS CORP      COM               018581108  12,944     200,399  SH           Sole       200,399
ALLIANT TECHSYSTEMS INC         COM               018804104  18,732     212,218  SH           Sole       212,218
AMPHENOL CORP NEW               CL A              032095101   9,848     213,247  SH           Sole       213,247
ANNALY CAP MGMT INC             COM               035710409   1,390      80,129  SH           Sole        80,129
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW           049164205  11,178     300,090  SH           Sole       300,090
BAXTER INTL INC                 COM               071813109  13,391     228,199  SH           Sole       228,199
CHIMERA INVT CORP               COM               16934Q109   3,118     803,615  SH           Sole       803,615
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS  207597626     275       8,575  SH           Sole         8,575
COPART INC                      COM               217204106   4,394     120,000  SH           Sole       120,000
CREDIT ACCEP CORP MICH          COM               225310101  19,609     465,771  SH           Sole       465,771
CLEVELAND BIOLABS INC           COM               185860103     395     119,201  SH           Sole       119,201
DEALERTRACK HLDGS INC           COM               242309102   1,438      76,545  SH           Sole        76,545
DISCOVERY COMMUNICATNS NEW      COM SER A         25470F104   2,762      90,066  SH           Sole        90,066
DISCOVERY COMMUNICATNS NEW      COM SER C         25470F302   5,041     190,066  SH           Sole       190,066
FORD MTR CO DEL                 COM PAR $0.01     345370860   2,500     250,000  SH           Sole       250,000
GENESEE & WYO INC               CL A              371559105   9,317     285,456  SH           Sole       285,456
GOODRICH CORP                   COM               382388106   7,068     110,000  SH           Sole       110,000
HEXCEL CORP NEW                 COM               428291108   5,607     431,947  SH           Sole       431,947
KINETIC CONCEPTS INC            COM NEW           49460W208  15,390     408,768  SH           Sole       408,768
KIRBY CORP                      COM               497266106   4,875     139,961  SH           Sole       139,961
LABORATORY CORP AMER HLDGS      COM NEW           50540R409  13,598     181,700  SH           Sole       181,700
MEDCO HEALTH SOLUTIONS INC      COM               58405U102   1,674      26,200  SH           Sole        26,200
MONSANTO CO NEW                 COM               61166W101   4,905      60,000  SH           Sole        60,000
NEUSTAR INC                     CL A              64126X201     802      34,790  SH           Sole        34,790
PECO ENERGY CO                  PREFERRED STOCKS  693304404     279       3,800  SH           Sole         3,800
PENN MILLERS HLDG CORP          COM               707561106     508      46,224  SH           Sole        46,224
POLYPORE INTL INC               COM               73179V103   1,094      91,909  SH           Sole        91,909
PRECISION CASTPARTS CORP        COM               740189105   7,627      69,117  SH           Sole        69,117
PRICELINE COM INC               COM NEW           741503403   5,436      24,890  SH           Sole        24,890
SAIC INC                        COM               78390X101   7,044     371,895  SH           Sole       371,895
SLM CORP                        COM               78442P106   9,356     830,134  SH           Sole       830,134
STANCORP FINL GROUP INC         COM               852891100   1,770      44,225  SH           Sole        44,225
STEINWAY MUSICAL INSTRS INC     COM               858495104   5,123     321,976  SH           Sole       321,976
VICOR CORP                      COM               925815102   8,449     908,442  SH           Sole       908,442
VISA INC                        COM CL A          92826C839   5,557      63,533  SH           Sole        63,533





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